Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6—INTANGIBLE ASSETS

Intangible assets at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022
Customer relationships	$9,024,000	$9,024,000
Marketing-related	2,992,000	2,684,000
Technology-related	623,000	623,000
Total intangible assets	12,639,000	12,331,000
Less: accumulated amortization	(3,439,947)	(2,345,871)
Intangible assets, net	$9,199,053	$9,985,129

Amortization expense for the three and nine months ended September 30, 2023 was $364,692 and $1,094,076, respectively. In comparison, amortization expense for the three and nine months ended September 30, 2022 was $364,692 and $1,094,076, respectively.

Estimated amortization expense for intangible assets for the next five years consists of the following as of September 30, 2023:

Year Ending December 31,	Amount
2023 - remaining	$364,692
2024	1,458,769
2025	1,325,778
2026	1,150,640
2027	909,142
Thereafter	3,990,032
Total	$9,199,053

NOTE 8—INTANGIBLE ASSETS

Intangible assets at December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Customer relationships	$9,024,000	$9,024,000
Marketing-related	2,684,000	2,684,000
Technology-related	623,000	623,000
Total intangible assets	12,331,000	12,331,000
Less: accumulated amortization	(2,345,871)	(887,103)
Intangible assets, net	$9,985,129	$11,443,897

Amortization expense for the years ended December 31, 2022 and 2021 was $1,458,768 and $742,570, respectively.

Estimated amortization expense for intangible assets for the next five years consists of the following as of December 31, 2022:

Year Ending December 31,	Amount
2023	$1,458,768
2024	1,458,768
2025	1,325,778
2026	1,150,640
2027	909,142
Thereafter	3,682,033
Total	$9,985,129